Consolidated shareholders’ equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Average number of shares outstanding (in shares)	1,251.7	1,251.9	1,252.5
Adjustment for stock options with dilutive effect (in shares)	0.2	0.3	0.3
Adjustment for restricted shares (in shares)	4.5	4.7	5.1
Average number of shares used to compute diluted earnings per share (in shares)	1,256.4	1,256.9	1,257.9